STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (FY) - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Common Stock	Class A Common Stock Ordinary Shares	Class B Common Stock	Class B Common Stock Ordinary Shares
Balance at the beginning at Dec. 31, 2020	$ 10,221	$ 23,792	$ (14,779)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2020					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess purchase price above fair value of private placement warrants	1,383,265	1,383,265
Remeasurement adjustment of Class A ordinary shares subject to possible redemption	(39,269,845)	(1,407,057)	(37,862,788)
Net income	6,977,619		6,977,619	$ 5,468,324		$ 1,509,295
Balance at the end at Dec. 31, 2021	(30,898,740)	0	(30,899,948)		$ 0		$ 1,208
Balance at the end (in shares) at Dec. 31, 2021					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,775,190	0	5,775,190		$ 0		$ 0
Balance at the end at Mar. 31, 2022	(25,123,550)	0	(25,124,758)		$ 0		$ 1,208
Balance at the end (in shares) at Mar. 31, 2022					0		12,075,000
Balance at the beginning at Dec. 31, 2021	(30,898,740)	0	(30,899,948)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2021					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	13,646,911			10,917,529		2,729,382
Balance at the end at Sep. 30, 2022	(20,017,781)	0	(20,018,989)		$ 0		$ 1,208
Balance at the end (in shares) at Sep. 30, 2022					0		12,075,000
Balance at the beginning at Dec. 31, 2021	(30,898,740)	0	(30,899,948)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2021					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement adjustment of Class A ordinary shares subject to possible redemption	(4,168,822)		(4,168,822)
Net income	15,876,077		15,876,077	12,700,862		3,175,215
Balance at the end at Dec. 31, 2022	(19,191,485)	0	(19,192,693)		$ 0		$ 1,208
Balance at the end (in shares) at Dec. 31, 2022					0		12,075,000
Balance at the beginning at Mar. 31, 2022	(25,123,550)	0	(25,124,758)		$ 0		$ 1,208
Balance at the beginning (in shares) at Mar. 31, 2022					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	6,684,896	0	6,684,896		$ 0		$ 0
Balance at the end at Jun. 30, 2022	(19,024,609)	0	(19,025,817)		$ 0		$ 1,208
Balance at the end (in shares) at Jun. 30, 2022					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,186,825	0	1,186,825	949,460	$ 0	237,365	$ 0
Balance at the end at Sep. 30, 2022	(20,017,781)	0	(20,018,989)		$ 0		$ 1,208
Balance at the end (in shares) at Sep. 30, 2022					0		12,075,000
Balance at the beginning at Dec. 31, 2022	(19,191,485)	0	(19,192,693)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2022					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(2,780,733)	0	(2,780,733)		$ 0		$ 0
Balance at the end at Mar. 31, 2023	(23,390,077)	0	(23,391,285)		$ 0		$ 1,208
Balance at the end (in shares) at Mar. 31, 2023					0		12,075,000
Balance at the beginning at Dec. 31, 2022	(19,191,485)	0	(19,192,693)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2022					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(7,775,789)			(1,450,300)		(6,325,489)
Balance at the end at Sep. 30, 2023	(17,400,120)	9,585,984	(26,987,312)		$ 0		$ 1,208
Balance at the end (in shares) at Sep. 30, 2023					0		12,075,000
Balance at the beginning at Mar. 31, 2023	(23,390,077)	0	(23,391,285)		$ 0		$ 1,208
Balance at the beginning (in shares) at Mar. 31, 2023					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(3,248,492)	0	(3,248,492)		$ 0		$ 0
Balance at the end at Jun. 30, 2023	(15,537,132)	9,702,408	(25,240,748)		$ 0		$ 1,208
Balance at the end (in shares) at Jun. 30, 2023					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(1,746,564)	0	(1,746,564)	$ (101,278)	$ 0	$ (1,645,286)	$ 0
Balance at the end at Sep. 30, 2023	$ (17,400,120)	$ 9,585,984	$ (26,987,312)		$ 0		$ 1,208
Balance at the end (in shares) at Sep. 30, 2023					0		12,075,000